Oppenheimer Capital Appreciation Fund	Oppenheimer Main Street Mid Cap Fund®
Oppenheimer Capital Income Fund	Oppenheimer Main Street Small Cap Fund®
Oppenheimer Corporate Bond Fund	Oppenheimer Mid Cap Value Fund
Oppenheimer Developing Markets Fund	Oppenheimer Portfolio Series: Active Allocation Fund
Oppenheimer Discovery Fund	Oppenheimer Portfolio Series: Conservative Investor Fund
Oppenheimer Discovery Mid Cap Growth Fund	Oppenheimer Portfolio Series: Equity Investor Fund
Oppenheimer Dividend Opportunity Fund	Oppenheimer Portfolio Series: Moderate Investor Fund
Oppenheimer Emerging Markets Innovators Fund	Oppenheimer Preferred Securities and Income Fund
Oppenheimer Emerging Markets Local Debt Fund	Oppenheimer Real Estate Fund
Oppenheimer Equity Income Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Fundamental Alternatives Fund	Oppenheimer Rochester® AMT-Free Municipal Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester® AMT-Free New York Municipal Fund
Oppenheimer Global Focus Fund	Oppenheimer Rochester® California Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester® Fund Municipals
Oppenheimer Global High Yield Fund	Oppenheimer Rochester® High Yield Municipal Fund
Oppenheimer Global Multi-Asset Growth Fund	Oppenheimer Rochester® Limited Term California Municipal Fund
Oppenheimer Global Multi-Asset Income Fund	Oppenheimer Rochester® Limited Term New York Municipal Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Rochester® Minnesota Municipal Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Rochester® New Jersey Municipal Fund
Oppenheimer Global Unconstrained Bond Fund	Oppenheimer Rochester® Pennsylvania Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester® Short Duration High Yield Municipal Fund
Oppenheimer Government Cash Reserves	Oppenheimer Senior Floating Rate Fund
Oppenheimer Government Money Market Fund	Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Intermediate Term Municipal Fund	Oppenheimer Short Term Municipal Fund
Oppenheimer International Bond Fund	Oppenheimer Small Cap Value Fund
Oppenheimer International Diversified Fund	Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer International Equity Fund	Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer International Growth Fund	Oppenheimer SteelPath MLP Income Fund
Oppenheimer International Growth and Income Fund	Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer International Small-Mid Company Fund	Oppenheimer SteelPath MLP Energy & Infrastructure Fund
Oppenheimer Limited-Term Bond Fund	Oppenheimer SteelPath Panoramic Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer Total Return Bond Fund
Oppenheimer Macquarie Global Infrastructure Fund	Oppenheimer Ultra-Short Duration Fund
Oppenheimer Main Street Fund®	Oppenheimer Value Fund
Oppenheimer Main Street All Cap Fund®

Supplement dated August 8, 2018 to the Prospectus

This supplement amends the Prospectus of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Effective August 10, 2018, the following is added to the sub-section titled “Class A Sales Charge Waivers” under the heading “Sales Charge Waivers”:

  Exchanges by a financial intermediary of Class Y shares for Class A shares of the same Fund in connection with a change in account type or otherwise in accordance with the intermediary’s policies and procedures that renders a shareholder ineligible for Class Y shares.  The availability of this sales charge waiver depends on the policies, procedures and trading platforms of the intermediary.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

August 8, 2018	PS0000.196